Key Management Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Key Management Transactions [Abstract]
Schedule of transactions with key management
	Year ended	Year ended
	December 31,	December 31,
	2022	2021

Salaries and employee benefits	$1,595	$1,371
Directors’ fees	372	383
Share-based payments	2,104	2,950